Long Term Debt - Future Debt Payment Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014
Debt Disclosure [Abstract]
1 year or less	$ 0	$ 1,500
2 years	0	1,500
3 years	0	322,165
4 years	0	0
5 years	0	200,000
Thereafter	430,000	0
Total future payments	$ 430,000	$ 525,165